Foreign currency risk (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Financial Risk Management [Abstract]
Disclosure of Exchange Rates
The main exchange rates at the closing dates were the following:

Currency	12/31/2022	12/31/2021

AUD 1	0.63	0.66
BRL 100	17.68	16.36
CAD 1	0.68	0.72
CNY 100	13.26	14.33
EUR 1	0.99	1.04
GBP 1	1.11	1.23
JPY 100	0.70	0.79
HKD 1	0.12	0.12
USD 1	0.93	0.91

The main annual average exchange rates were the following:

Currency	12/31/2022	12/31/2021

AUD 1	0.67	0.70
BRL 100	18.49	17.23
CAD 1	0.74	0.73
CNY 100	14.46	14.23
EUR 1	1.02	1.10
GBP 1	1.20	1.27
JPY 100	0.75	0.85
HKD 1	0.13	0.12
USD 1	0.96	0.92

Financial assets and liabilities held in foreign currency
Financial assets and liabilities held in foreign currency as at December 31, 2022 and 2021, expressed in CHF, were as follows:

(CHF in millions)	12/31/2022		12/31/2021
	USD	EUR	USD	EUR

Cash and cash equivalents	184.6	9.2	710.0	2.1
Trade receivables and other financial assets	257.9	5.3	56.6	12.3
Trade payables and other financial liabilities	(42.9)	(0.7)	(5.2)	(9.6)
Total assets and liabilities	399.6	13.8	761.3	4.7

Disclosure of Effect of Changes in Foreign Exchange Rates

(CHF in millions)	12/31/2022	12/31/2021	12/31/2020

Change in USD/CHF +10%	32.1	61.1	6.0
Change in USD/CHF -10%	(32.1)	(61.1)	(6.0)
Change in EUR/CHF +10%	1.1	0.4	0.2
Change in EUR/CHF -10%	(1.1)	(0.4)	(0.2)